Total Invested Assets and Related Net Investment Income (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Measurement [Abstract]
Schedule of assets carried at fair value
Our assets and liabilities that are carried at fair value on a recurring basis by hierarchy level are as follows:

As at	December 31, 2018				December 31, 2017
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and short-term securities	$8,926	$580	$—	$9,506	$7,683	$1,207	$—	$8,890
Debt securities – fair value through profit or loss	1,253	59,776	373	61,402	1,103	58,447	417	59,967
Debt securities – available-for-sale	1,513	11,485	43	13,041	818	11,698	136	12,652
Equity securities – fair value through profit or loss	1,967	1,845	202	4,014	3,379	1,532	167	5,078
Equity securities – available-for-sale	398	186	36	620	710	194	38	942
Derivative assets	27	1,085	—	1,112	27	1,451	—	1,478
Other invested assets	898	183	2,241	3,322	912	140	1,721	2,773
Investment properties	—	—	7,157	7,157	—	—	7,067	7,067
Total invested assets measured at fair value	$14,982	$75,140	$10,052	$100,174	$14,632	$74,669	$9,546	$98,847
Investments for account of segregated fund holders	24,705	76,761	1,596	103,062	27,481	77,757	1,154	106,392
Total assets measured at fair value	$39,687	$151,901	$11,648	$203,236	$42,113	$152,426	$10,700	$205,239
Liabilities
Investment contract liabilities	$—	$—	$3	$3	$—	$—	$3	$3
Derivative liabilities	11	2,284	—	2,295	5	1,751	—	1,756
Total liabilities measured at fair value	$11	$2,284	$3	$2,298	$5	$1,751	$3	$1,759

Debt securities – fair value through profit or loss consist of the following:

As at	December 31, 2018				December 31, 2017
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Canadian federal government	$—	$3,815	$15	$3,830	$—	$3,351	$15	$3,366
Canadian provincial and municipal government	—	11,852	14	11,866	—	12,142	16	12,158
U.S. government and agency	1,253	125	2	1,380	1,103	125	3	1,231
Other foreign government	—	4,895	34	4,929	—	5,318	43	5,361
Corporate	—	34,665	205	34,870	—	33,864	306	34,170
Asset-backed securities:
Commercial mortgage-backed securities	—	1,464	3	1,467	—	1,459	1	1,460
Residential mortgage-backed securities	—	1,961	—	1,961	—	1,625	—	1,625
Collateralized debt obligations	—	143	—	143	—	55	—	55
Other	—	856	100	956	—	508	33	541
Total debt securities – fair value through profit or loss	$1,253	$59,776	$373	$61,402	$1,103	$58,447	$417	$59,967

Debt securities – available-for-sale consist of the following:

As at	December 31, 2018				December 31, 2017
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Canadian federal government	$—	$1,746	$—	$1,746	$—	$1,832	$—	$1,832
Canadian provincial and municipal government	—	1,199	—	1,199	—	1,138	—	1,138
U.S. government and agency	1,513	14	—	1,527	818	—	—	818
Other foreign government	—	716	1	717	—	752	—	752
Corporate	—	4,971	42	5,013	—	5,838	56	5,894
Asset-backed securities:
Commercial mortgage-backed securities	—	766	—	766	—	744	—	744
Residential mortgage-backed securities	—	386	—	386	—	398	—	398
Collateralized debt obligations	—	804	—	804	—	345	69	414
Other	—	883	—	883	—	651	11	662
Total debt securities – available-for-sale	$1,513	$11,485	$43	$13,041	$818	$11,698	$136	$12,652
Fair value and foreign currency changes on assets and liabilities recorded to net income consist of the following:

For the years ended December 31,	2018	2017
Fair value change:
Cash, cash equivalents and short-term securities	$8	$1
Debt securities	(2,704)	1,630
Equity securities	(401)	441
Derivative investments	(1,295)	649
Other invested assets	16	59
Total change in fair value through profit or loss assets and liabilities	(4,376)	2,780
Fair value changes on investment properties	529	211
Foreign exchange gains (losses)(1)	446	(388)
Realized gains (losses) on property and equipment(2)	28	—
Fair value and foreign currency changes on assets and liabilities	$(3,373)	$2,603

(1) Primarily arises from the translation of foreign currency denominated AFS monetary assets and mortgage and loans. Any offsetting amounts arising from foreign currency derivatives are included in the fair value change on derivative investments.
(2) In 2018, we sold and leased back a property in Waterloo, Ontario. The transaction qualified as a sale and operating lease and as a result, we recognized a gain of $28.

Schedule of liabilities carried at fair value
Our assets and liabilities that are carried at fair value on a recurring basis by hierarchy level are as follows:

As at	December 31, 2018				December 31, 2017
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and short-term securities	$8,926	$580	$—	$9,506	$7,683	$1,207	$—	$8,890
Debt securities – fair value through profit or loss	1,253	59,776	373	61,402	1,103	58,447	417	59,967
Debt securities – available-for-sale	1,513	11,485	43	13,041	818	11,698	136	12,652
Equity securities – fair value through profit or loss	1,967	1,845	202	4,014	3,379	1,532	167	5,078
Equity securities – available-for-sale	398	186	36	620	710	194	38	942
Derivative assets	27	1,085	—	1,112	27	1,451	—	1,478
Other invested assets	898	183	2,241	3,322	912	140	1,721	2,773
Investment properties	—	—	7,157	7,157	—	—	7,067	7,067
Total invested assets measured at fair value	$14,982	$75,140	$10,052	$100,174	$14,632	$74,669	$9,546	$98,847
Investments for account of segregated fund holders	24,705	76,761	1,596	103,062	27,481	77,757	1,154	106,392
Total assets measured at fair value	$39,687	$151,901	$11,648	$203,236	$42,113	$152,426	$10,700	$205,239
Liabilities
Investment contract liabilities	$—	$—	$3	$3	$—	$—	$3	$3
Derivative liabilities	11	2,284	—	2,295	5	1,751	—	1,756
Total liabilities measured at fair value	$11	$2,284	$3	$2,298	$5	$1,751	$3	$1,759
Fair value and foreign currency changes on assets and liabilities recorded to net income consist of the following:

For the years ended December 31,	2018	2017
Fair value change:
Cash, cash equivalents and short-term securities	$8	$1
Debt securities	(2,704)	1,630
Equity securities	(401)	441
Derivative investments	(1,295)	649
Other invested assets	16	59
Total change in fair value through profit or loss assets and liabilities	(4,376)	2,780
Fair value changes on investment properties	529	211
Foreign exchange gains (losses)(1)	446	(388)
Realized gains (losses) on property and equipment(2)	28	—
Fair value and foreign currency changes on assets and liabilities	$(3,373)	$2,603

(1) Primarily arises from the translation of foreign currency denominated AFS monetary assets and mortgage and loans. Any offsetting amounts arising from foreign currency derivatives are included in the fair value change on derivative investments.
(2) In 2018, we sold and leased back a property in Waterloo, Ontario. The transaction qualified as a sale and operating lease and as a result, we recognized a gain of $28.

Schedule of interest and other investment income
Interest and other investment income consist of the following:

For the years ended December 31,	2018	2017
Interest income:
Cash, cash equivalents and short-term securities	$131	$65
Debt securities – fair value through profit or loss	2,312	2,292
Debt securities – available-for-sale	384	352
Mortgages and loans	2,050	1,928
Derivative investments	45	70
Policy loans	175	165
Total interest income	5,097	4,872
Equity securities – dividends on fair value through profit or loss	160	159
Equity securities – dividends on available-for-sale	14	15
Investment properties rental income(1)	594	623
Investment properties expenses	(259)	(286)
Other income	242	223
Investment expenses and taxes	(207)	(193)
Total interest and other investment income	$5,641	$5,413

(1) Comprised of operating lease rental income.

Disclosure of financial assets
The following table summarizes the financial assets included in our Consolidated Statements of Financial Position and the asset classifications applicable to these assets:

Cash, cash equivalents and short-term securities	FVTPL
Debt securities	FVTPL and AFS
Equity securities	FVTPL and AFS
Mortgages and loans	Loans and receivables
Other invested assets	FVTPL and AFS
Policy loans	Loans and receivables
Cash, cash equivalents and short-term securities presented in our Consolidated Statements of Financial Position and Net cash, cash equivalents and short-term securities presented in our Consolidated Statements of Cash Flows consist of the following:

As at December 31,	2018	2017
Cash	$2,089	$1,504
Cash equivalents	5,209	4,592
Short-term securities	2,208	2,794
Cash, cash equivalents and short-term securities	9,506	8,890
Less: Bank overdraft, recorded in Other liabilities	104	140
Net cash, cash equivalents and short-term securities	$9,402	$8,750
The carrying values and fair values of our financial assets are shown in the following table:

As at	December 31, 2018		December 31, 2017
	Carrying value	Fair value	Carrying value	Fair value
Assets
Cash, cash equivalents and short-term securities	$9,506	$9,506	$8,890	$8,890
Debt securities – fair value through profit or loss	61,402	61,402	59,967	59,967
Debt securities – available-for-sale	13,041	13,041	12,652	12,652
Equity securities – fair value through profit or loss	4,014	4,014	5,078	5,078
Equity securities – available-for-sale	620	620	942	942
Mortgages and loans	46,822	48,434	42,805	45,406
Derivative assets	1,112	1,112	1,478	1,478
Other invested assets – fair value through profit or loss(1)	2,701	2,701	2,211	2,211
Other invested assets – available-for-sale(1)	621	621	562	562
Policy loans	3,222	3,222	3,106	3,106
Total financial assets(2)	$143,061	$144,673	$137,691	$140,292

(1) Other invested assets (FVTPL and AFS) include our investments in segregated funds, mutual funds, and limited partnerships.
(2) Invested assets on our Consolidated Statements of Financial Position of $151,726 ($146,139 as at December 31, 2017) includes Total financial assets in this table, Investment properties of $7,157 ($7,067 as at December 31, 2017), and Other invested assets – non-financial assets of $1,508 ($1,381 as at December 31, 2017).

The following table provides a reconciliation of the beginning and ending balances for assets that are categorized in Level 3:

For the year ended	Debt securities – fair value through profit or loss	Debt securities – available-for-sale	Equity securities – fair value through profit or loss	Equity securities – available-for-sale	Other invested assets	Investment properties	Total invested assets measured at fair value	Investments for account of segregated fund holders	Total assets measured at fair value
December 31, 2018
Beginning balance	$417	$136	$167	$38	$1,721	$7,067	$9,546	$1,154	$10,700
Included in net income(1)(3)(5)	(4)	—	9	—	69	441	515	29	544
Included in OCI(3)	—	(5)	—	(8)	(9)	—	(22)	—	(22)
Purchases	164	140	19	4	644	621	1,592	430	2,022
Sales	(49)	(6)	—	(1)	(227)	(1,113)	(1,396)	(31)	(1,427)
Settlements	(21)	(4)	—	(1)	—	—	(26)	(1)	(27)
Transfers into Level 3(2)	12	1	—	1	—	—	14	4	18
Transfers (out) of Level 3(2)	(159)	(221)	—	—	—	—	(380)	(5)	(385)
Foreign currency translation(4)	13	2	7	3	43	141	209	16	225
Ending balance	$373	$43	$202	$36	$2,241	$7,157	$10,052	$1,596	$11,648
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$5	$—	$9	$—	$69	$331	$414	$27	$441

December 31, 2017
Beginning balance	$442	$191	$144	$7	$1,544	$6,592	$8,920	$865	$9,785
Included in net income(1)(3)(5)	(3)	(1)	7	—	(59)	158	102	60	162
Included in OCI(3)	—	—	—	—	18	—	18	—	18
Purchases	180	215	34	32	505	448	1,414	302	1,716
Sales	(41)	(2)	(7)	—	(318)	(277)	(645)	(77)	(722)
Settlements	(66)	(5)	(7)	—	—	—	(78)	(1)	(79)
Transfers into Level 3(2)(6)	204	—	—	—	49	259	512	—	512
Transfers (out) of Level 3(2)	(284)	(262)	—	—	—	—	(546)	—	(546)
Foreign currency translation(4)	(15)	—	(4)	(1)	(18)	(113)	(151)	5	(146)
Ending balance	$417	$136	$167	$38	$1,721	$7,067	$9,546	$1,154	$10,700
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$—	$—	$8	$—	$(59)	$147	$96	$27	$123
(1) Included in Net investment income (loss) for Total invested assets measured at fair value in our Consolidated Statements of Operations.
(2) Transfers into Level 3 occur when the inputs used to price the assets and liabilities lack observable market data, and as a result, no longer meet the Level 1 or 2 definitions at the reporting date. Transfers out of Level 3 occur when the pricing inputs become more transparent and satisfy the Level 1 or 2 criteria and are primarily the result of observable market data being available at the reporting date, thus removing the requirement to rely on inputs that lack observability.
(3) Total gains and losses in net income (loss) and OCI are calculated assuming transfers into or out of Level 3 occur at the beginning of the period. For an asset or liability that transfers into Level 3 during the reporting period, the entire change in fair value for the period is included in the table above. For transfers out of Level 3 during the reporting period, the change in fair value for the period is excluded from the table above.
(4) Foreign currency translation relates to the foreign exchange impact of translating Level 3 assets and liabilities of foreign subsidiaries from their functional currencies to Canadian dollars.
(5) Investment properties included in net income is comprised of fair value changes on investment properties of $529 ($211 in 2017) net of amortization of leasing commissions and tenant inducements of $88 ($53 in 2017).
(6) Transfers into Level 3 in Investment properties includes the reclassification of our former head office location in 2017, previously classified as owner-occupied with a fair value of $259 at the time of transfer from Other assets to Investment properties. The reclassification recognized a revaluation surplus of $172, which was recorded as an increase of $139 of accumulated other comprehensive income, net of taxes of $33.

The carrying value of debt securities by geographic location is shown in the following table. The geographic location is based on the country of the creditor's parent.

As at December 31,	2018			2017
	Fair value through profit or loss	Available-for- sale	Total debt securities	Fair value through profit or loss	Available-for- sale	Total debt securities
Canada	$25,091	$4,217	$29,308	$24,132	$4,114	$28,246
United States	21,329	5,917	27,246	20,758	5,719	26,477
United Kingdom	5,092	565	5,657	5,319	590	5,909
Other	9,890	2,342	12,232	9,758	2,229	11,987
Balance	$61,402	$13,041	$74,443	$59,967	$12,652	$72,619

The carrying value of debt securities by issuer and industry sector is shown in the following table:

As at December 31,	2018			2017
	Fair value through profit or loss	Available-for-sale	Total debt securities	Fair value through profit or loss	Available-for-sale	Total debt securities
Debt securities issued or guaranteed by:
Canadian federal government	$3,830	$1,746	$5,576	$3,366	$1,832	$5,198
Canadian provincial and municipal government	11,866	1,199	13,065	12,158	1,138	13,296
U.S. government and agency	1,380	1,527	2,907	1,231	818	2,049
Other foreign government	4,929	717	5,646	5,361	752	6,113
Total government issued or guaranteed debt securities	22,005	5,189	27,194	22,116	4,540	26,656
Corporate debt securities by industry sector(1):
Financials	8,390	1,470	9,860	7,856	1,705	9,561
Utilities	6,353	528	6,881	6,756	550	7,306
Industrials	4,053	590	4,643	4,090	707	4,797
Energy	3,628	340	3,968	3,657	455	4,112
Communication services(2)	2,826	481	3,307	2,826	545	3,371
Real estate	2,640	376	3,016	2,213	366	2,579
Health care	1,734	299	2,033	1,256	323	1,579
Consumer staples	1,625	257	1,882	1,920	351	2,271
Consumer discretionary(2)	1,372	209	1,581	1,329	363	1,692
Materials	1,225	256	1,481	1,211	262	1,473
Information technology(2)	1,024	207	1,231	1,056	267	1,323
Total corporate debt securities	34,870	5,013	39,883	34,170	5,894	40,064
Asset-backed securities	4,527	2,839	7,366	3,681	2,218	5,899
Total debt securities	$61,402	$13,041	$74,443	$59,967	$12,652	$72,619

(1) Balances in 2017 have been changed to conform with current year presentation.
(2) Our grouping of debt securities by sector is based on the Global Industry Classification Standard and S&P Dow Jones Indices. During 2018, certain
Consumer discretionary and Information technology debt securities were moved to the Communication services sector.

The contractual maturities of debt securities are shown in the following table. Actual maturities could differ from contractual maturities because of the borrower's right to call or extend or right to prepay obligations, with or without prepayment penalties.

As at December 31,	2018			2017
	Fair value through profit or loss	Available-for- sale	Total debt securities	Fair value through profit or loss	Available-for- sale	Total debt securities
Due in 1 year or less	$2,189	$1,175	$3,364	$1,432	$1,053	$2,485
Due in years 2-5	9,307	4,865	14,172	7,903	3,465	11,368
Due in years 6-10	10,080	2,580	12,660	10,148	3,177	13,325
Due after 10 years	39,826	4,421	44,247	40,484	4,957	45,441
Total debt securities	$61,402	$13,041	$74,443	$59,967	$12,652	$72,619

The carrying value of mortgages by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2018	2017
Due in 1 year or less	$968	$931
Due in years 2-5	5,118	4,829
Due in years 6-10	7,351	6,963
Due after 10 years	3,021	2,792
Total mortgages	$16,458	$15,515

The carrying value of loans by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2018	2017
Due in 1 year or less	$1,425	$1,806
Due in years 2-5	6,968	6,350
Due in years 6-10	5,183	4,968
Due after 10 years	16,863	14,216
Total loans	$30,439	$27,340
The carrying value of mortgages and loans by geographic location and type is shown in the following tables. The geographic location for mortgages is based on location of property, while for corporate loans it is based on the country of the creditor's parent.

As at December 31, 2018	Canada	United States	United Kingdom	Other	Total
Mortgages
Retail	$1,921	$2,281	$—	$—	$4,202
Office	1,811	2,417	—	—	4,228
Multi-family residential	3,455	1,920	—	—	5,375
Industrial and land	752	1,154	—	—	1,906
Other	618	104	—	—	722
Total mortgages(1)	$8,557	$7,876	$—	$—	$16,433
Loans	$13,238	$11,458	$2,547	$3,146	$30,389
Total mortgages and loans	$21,795	$19,334	$2,547	$3,146	$46,822

(1) $3,537 of mortgages in Canada are insured by the CMHC.

As at December 31, 2017	Canada	United States	United Kingdom	Other	Total
Mortgages
Retail	$2,027	$2,264	$—	$—	$4,291
Office	1,898	2,363	—	—	4,261
Multi-family residential	3,214	1,368	—	—	4,582
Industrial and land	670	990	—	—	1,660
Other	581	118	—	—	699
Total mortgages(1)	$8,390	$7,103	$—	$—	$15,493
Loans	$13,265	$9,542	$1,678	$2,827	$27,312
Total mortgages and loans	$21,655	$16,645	$1,678	$2,827	$42,805

(1) $3,171 of mortgages in Canada are insured by the CMHC.

Schedule of fair values of derivative assets and liabilities by type of hedge
The following table presents the fair values of derivative assets and liabilities categorized by type of hedge for accounting purposes and derivative investments:

As at December 31,	2018			2017
		Fair value			Fair value
	Total notional amount	Assets	Liabilities	Total notional amount	Assets	Liabilities
Derivative investments(1)	$58,268	$1,101	$(2,134)	$53,299	$1,439	$(1,575)
Fair value hedges	779	—	(153)	690	2	(181)
Cash flow hedges	151	11	(8)	132	37	—
Total derivatives	$59,198	$1,112	$(2,295)	$54,121	$1,478	$(1,756)

(1) Derivative investments are derivatives that have not been designated as hedges for accounting purposes.
The fair values of derivative financial instruments by major class of derivatives are as follows:

As at December 31,	2018		2017
	Fair value		Fair value
	Assets	Liabilities	Assets	Liabilities
Interest rate contracts	$922	$(440)	$1,188	$(518)
Foreign exchange contracts	130	(1,820)	177	(1,232)
Other contracts	60	(35)	113	(6)
Total derivatives	$1,112	$(2,295)	$1,478	$(1,756)

Schedule of hedge ineffectiveness
Hedge ineffectiveness recognized in Interest and other investment income consists of the following:

For the years ended December 31,	2018	2017
Fair value hedging ineffectiveness:
Gains (losses) on the hedged items attributable to the hedged risk	$(41)	$(22)
Gains (losses) on the hedging derivatives	40	19
Net ineffectiveness on fair value hedges	$(1)	$(3)